Noncontrolling Interest - Schedule of Movements in Noncontrolling Interest (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Noncontrolling interest - beginning balance, temporary equity	$ 20	$ 21
Contributions from sale of noncontrolling interest, temporary equity	0	0
Distributions to noncontrolling interest, temporary equity	0	(3)
Net income attributable to noncontrolling interest, temporary equity	2	2
Noncontrolling interest - ending balance, temporary equity	22	20
Noncontrolling interest - beginning balance, equity	59	49
Contributions from sale of noncontrolling interest, equity	9	12
Distributions to noncontrolling interest, equity	(2)	(6)
Net income attributable to noncontrolling interest, equity	6	4
Noncontrolling interest - ending balance, equity	72	59
Noncontrolling interest - beginning balance	79	70
Contributions from sale of noncontrolling interest	9	12
Distributions to noncontrolling interest	(2)	(9)
Net income attributable to noncontrolling interest	8	6
Noncontrolling interest - ending balance	94	79
B2M Limited Partnership [Member]
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Noncontrolling interest - beginning balance, temporary equity	20	21
Distributions to noncontrolling interest, temporary equity	0	(3)
Net income attributable to noncontrolling interest, temporary equity	2	2
Noncontrolling interest - ending balance, temporary equity	22	20
Noncontrolling interest - beginning balance, equity	47	49
Distributions to noncontrolling interest, equity	(2)	(6)
Net income attributable to noncontrolling interest, equity	4	4
Noncontrolling interest - ending balance, equity	49	47
Noncontrolling interest - beginning balance	67	70
Distributions to noncontrolling interest	(2)	(9)
Net income attributable to noncontrolling interest	6	6
Noncontrolling interest - ending balance	71	67
Niagara Reinforcement Limited Partnership [Member]
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Noncontrolling interest - beginning balance, equity	12	0
Contributions from sale of noncontrolling interest, equity	9	12
Net income attributable to noncontrolling interest, equity	2	0
Noncontrolling interest - ending balance, equity	$ 23	$ 12